Employee Benefits - Schedule of Employee Benefits (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Employee Benefits [Abstract]
Short-term employee benefits	$ 143,305	$ 144,455
Benefits to employees for contract termination	8,328	9,677
Total	$ 151,633	$ 154,132